Payroll, Social Charges and Accruals	12 Months Ended
Dec. 31, 2024
Payroll Social Charges And Accruals
Payroll, Social Charges and Accruals
17. Payroll, Social Charges and Accruals

	12.31.2024	12.31.2023
Social security liabilities
Taxes and social contribution	33,281	46,831
Social security charges	9,753	15,700
	43,034	62,531
Labor liabilities
Payroll, net	17,540	27
Vacation	54,854	81,253
Provisions for performance and profit sharing	187,080	173,663
Voluntary dismissal program (Note 17.1)	109,028	610,057
Other liabilities	23	7
	368,525	865,007
	411,559	927,538
Current	411,102	927,538
Noncurrent	457	—
17.1. Voluntary Dismissal Program - PDV
Of the total number of employees who joined the PDV instituted on August 24, 2023, 1,285 left the company by December 31, 2024, and the rest will leave the company until August 2025.